Subsequent Events - Additional Information (Details)	Mar. 04, 2022 shares	Feb. 28, 2022 shares	Feb. 16, 2022 USD ($) $ / shares	Jan. 21, 2022 USD ($) $ / shares shares	Nov. 03, 2021 $ / shares	Aug. 03, 2021 $ / shares	Feb. 18, 2022	Jan. 01, 2022 shares
Subsequent Event [Line Items]
Class B dividends rate compared to Class A						0.001
Class A common stock
Subsequent Event [Line Items]
Dividend declared (in Dollars per Share) | $ / shares					$ 0.07	$ 0.07
Subsequent Event
Subsequent Event [Line Items]
Class B dividends rate compared to Class A			0.001
Subsequent Event | United Kingdom Office
Subsequent Event [Line Items]
Lessee, operating lease, lease not yet commenced, term of contract							12 years
Subsequent Event | PWP OpCo
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				50.17%
Subsequent Event | Class A common stock
Subsequent Event [Line Items]
Issuance of common stock (in Shares) | shares				3,502,033
Shares issued, price per share (in Dollars per Share) | $ / shares				$ 10.75
Proceeds from issuance of common stock | $				$ 37,600,000
Payment of financing and stock issuance costs (in Dollars per Share) | $ / shares				$ 0.32
Payment of underwriting discounts and commissions | $				$ 1,100,000
Dividend declared (in Dollars per Share) | $ / shares			$ 0.07
Stock repurchase program, authorized amount | $			$ 100,000,000
Stock exchanged during period, shares (in Shares) | shares		337,048
Subsequent Event | PWP Incentive Plan
Subsequent Event [Line Items]
Total shares reserved for issuance (in Shares) | shares								13,900,000
Subsequent Event | PWP Incentive Plan | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted (in Shares) | shares	6,322,746